EQUITY - Schedule of Company Shareholding Structure (Details) - Common shares	Jun. 30, 2026
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	100.00%
Readystate Asset Management
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	8.80%
BlackBarn
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	8.10%
United Airlines Inc
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	8.70%
VR Global
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	5.20%
Others
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	69.20%